Document And Entity Information	0 Months Ended
Feb. 27, 2013
Document And Entity Information Element
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	RYDEX ETF TRUST
Central Index Key	0001208211
Amendment Flag	false
Trading Symbol	ret
Document Creation Date	Feb. 27, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013